Significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Afya Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Name	Afya Participações S.A. (“Afya Brazil”)
Principal activities	Holding
Location	Nova Lima - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%
Instituto Tocantinense Presidente Antonio Carlos Porto S A Itpac Porto Nacional [Member]
IfrsStatementLineItems [Line Items]
Name	Instituto Tocantinense Presidente Antônio Carlos Porto S.A. – (“ITPAC Porto”)
Principal activities	Undergraduate degree programs
Location	Porto Nacional - TO
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Instituto Tocantinense Presidente Antonio Carlos S A I T P A C Araguaina [Member]
IfrsStatementLineItems [Line Items]
Name	Instituto Tocantinense Presidente Antônio Carlos S.A. – (“ITPAC Araguaina”)
Principal activities	Undergraduate degree programs
Location	Araguaína - TO
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Uniao Educacional Do Vale Do Aco S A U N I V A C O [Member]
IfrsStatementLineItems [Line Items]
Name	União Educacional do Vale do Aço S.A. – (“UNIVAÇO”)
Principal activities	Medicine undergraduate degree program
Location	Ipatinga - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
I P T A N Instituto De Ensino Superior Presidente Trancredo De Almeida Neves S A [Member]
IfrsStatementLineItems [Line Items]
Name	IPTAN - Instituto de Ensino Superior Presidente Tancredo de Almeida Neves S.A. (“IPTAN”)
Principal activities	Undergraduate degree programs
Location	São João Del Rei - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Instituto De Educacao Superior Do Vale Do Parnaiba S A [Member]
IfrsStatementLineItems [Line Items]
Name	Instituto de Educação Superior do Vale do Parnaíba S.A. (“IESVAP”)
Principal activities	Undergraduate degree programs
Location	Parnaíba - PI
Investment type	Subsidiary
Direct and indirect interest of subsidiary	80.00%	80.00%
Centro De Ciencias Em Saude De Itajuba S A [Member]
IfrsStatementLineItems [Line Items]
Name	Centro de Ciências em Saúde de Itajubá S.A. (“CCSI”)
Principal activities	Medicine undergraduate degree program
Location	Itajubá - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	60.00%	60.00%
Instituto De Ensino Superior Do Piaui S A [Member]
IfrsStatementLineItems [Line Items]
Name	Instituto de Ensino Superior do Piauí S.A. (”IESP”)
Principal activities	Undergraduate and graduate degree programs
Location	Teresina - PI
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Centro Integrado De Saude De Teresina C I S [Member]
IfrsStatementLineItems [Line Items]
Name	Centro Integrado de Saúde de Teresina (“CIS”)
Principal activities	Outpatient care
Location	Teresina - PI
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
F A D E P Faculdade Educacional De Pato Branco Ltda [Member]
IfrsStatementLineItems [Line Items]
Name	FADEP - Faculdade Educacional de Pato Branco Ltda. (“FADEP”)
Principal activities	Undergraduate degree programs
Location	Pato Branco - PR
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Medcel Editora E Eventos S A Medcel [Member]
IfrsStatementLineItems [Line Items]
Name	Medcel Editora e Eventos S.A. (“Medcel”)
Principal activities	Medical education content
Location	São Paulo - SP
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Instituto Educacional Santo Agostinho S A [Member]
IfrsStatementLineItems [Line Items]
Name	Instituto Educacional Santo Agostinho S.A. (“FASA”)
Principal activities	Undergraduate degree programs
Location	Montes Claros - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%	90.00%
E S M C Educacao Superior Ltda E S M C [Member]
IfrsStatementLineItems [Line Items]
Name	ESMC Educação Superior Ltda. (“ESMC”)
Principal activities	Undergraduate degree programs
Location	Montes Claros - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Institutode Pesquisae Ensino Medicodo Estadode Minas Gerais Ltda [Member]
IfrsStatementLineItems [Line Items]
Name	Instituto de Pesquisa e Ensino Médico do Estado de Minas Gerais Ltda. (“IPEMED”)
Principal activities	Graduate
Location	Belo Horizonte - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%	100.00%
Instituto Paraensede Educacaoe Cultura Ltda [Member]
IfrsStatementLineItems [Line Items]
Name	Instituto Paraense de Educação e Cultura Ltda (“IPEC”)
Principal activities	Medicine degree programs
Location	Marabá - PA
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Sociedade Universitaria Redentor S A Uni Redentor [Member]
IfrsStatementLineItems [Line Items]
Name	Sociedade Universitária Redentor S.A. (“UniRedentor”)
Principal activities	Undergraduate and graduate degree programs
Location	Itaperuna - RJ
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Centro Universitario Sao Lucas Ltda Uni S L [Member]
IfrsStatementLineItems [Line Items]
Name	Centro Universitário São Lucas Ltda. (“UniSL”)
Principal activities	Undergraduate degree programs
Location	Porto Velho - RO
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Peb Med Instituicao De Pesquisa Medica E Servicos Ltda Peb Med [Member]
IfrsStatementLineItems [Line Items]
Name	Peb Med Instituição de Pesquisa Médica e Serviços Ltda (“PebMed”)
Principal activities	Content and clinical tools and online platform
Location	Rio de Janeiro - RJ
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Faculdade De Ensino Superior Da Amazonia Reunida F E S A R [Member]
IfrsStatementLineItems [Line Items]
Name	Faculdade de Ensino Superior da Amazônia Reunida – (“FESAR”)
Principal activities	Undergraduate degree programs
Location	Redenção – PA
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Centro Superior de Ciencias da Saude S/S Ltda (FCMPB) [member]
IfrsStatementLineItems [Line Items]
Name	Centro Superior de Ciências da Saúde S/S Ltda. (“FCMPB”)
Principal activities	Medicine degree programs
Location	João Pessoa – PB
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Med Phone Tecnologia Em Saude Ltda Med Phone [Member]
IfrsStatementLineItems [Line Items]
Name	MedPhone Tecnologia em Saúde Ltda. (“MedPhone”)
Principal activities	Content and clinical tools and online platform
Location	Recife – PE
Investment type	Subsidiary
Direct and indirect interest of subsidiary		100.00%
I Clinic Desenvolvimento De Software Ltdai Clinic [Member]
IfrsStatementLineItems [Line Items]
Name	iClinic Desenvolvimento de Software Ltda (“iClinic”)
Principal activities	Electronic Medical Record, Clinical Management System
Location	Ribeirão Preto - SP
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Medicinae Solutions S A Medicinae [Member]
IfrsStatementLineItems [Line Items]
Name	Medicinae Solutions S.A. (“Medicinae”)
Principal activities	Healthcare payments and financial services
Location	Rio de Janeiro – RJ
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Medical Harbour Aparelhos Medico Hospitalares E Servicos Em Tecnologia Ltda Medical Harbour [Member]
IfrsStatementLineItems [Line Items]
Name	Medical Harbour Aparelhos Médico Hospitalares e Serviços em Tecnologia Ltda. (“Medical Harbour”)
Principal activities	Educational health and medical imaging
Location	Florianópolis – SC
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Cliquefarma Drogarias Online Ltda Cliquefarma [Member]
IfrsStatementLineItems [Line Items]
Name	Cliquefarma Drogarias Online Ltda.(“Cliquefarma”)
Principal activities	Online platform
Location	São Paulo – SP
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Shosp Tecnologia Da Informacao Ltda Shosp [Member]
IfrsStatementLineItems [Line Items]
Name	Shosp Tecnologia da Informação Ltda. (“Shosp”)
Principal activities	Electronic Medical Record, Clinical Management System
Location	Rio de Janeiro – RJ
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Sociedade Padrao De Educacao Superior Ltda Unifip Moc [Member]
IfrsStatementLineItems [Line Items]
Name	Sociedade Padrão de Educação Superior Ltda. (“UnifipMoc”)
Principal activities	Undergraduate degree programs
Location	Montes Claros - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Nucleo De Atencao A Saude E De Praticas Profissionalizantes N A S P P [Member]
IfrsStatementLineItems [Line Items]
Name	Nucleo de Atenção à Saúde e de Práticas Profissionalizantes (“NASPP)
Principal activities	Outpatient care
Location	Montes Claros - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Companhia Nilza Cordeiro Herdy De Educacaoe Cultura Unigranrio [Member]
IfrsStatementLineItems [Line Items]
Name	Companhia Nilza Cordeiro Herdy de Educação e Cultura. (“Unigranrio”)
Principal activities	Undergraduate and graduate degree programs
Location	Duque de Caxias - RJ
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Policlinica E Centro De Estetica Duque De Caxias Ltda Policlinica [Member]
IfrsStatementLineItems [Line Items]
Name	Policlínica e Centro de Estética Duque de Caxias Ltda. (“Policlínica”)
Principal activities	Outpatient care
Location	Duque de Caxias - RJ
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Sociedade Educacional De Palhoca S A Ltda S O C I E S P [Member]
IfrsStatementLineItems [Line Items]
Name	Sociedade Educacional de Palhoça S/A Ltda. (“SOCIESP”)
Principal activities	Basic Education
Location	Palhoça - SC
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Instituto De Ensino Superior De Palhoca S S Ltda I E S P P A L H O C A [Member]
IfrsStatementLineItems [Line Items]
Name	Instituto de Ensino Superior de Palhoça S/S Ltda. (“IESP PALHOÇA”)
Principal activities	Undergraduate degree programs
Location	Palhoça - SC
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
R X P R O Solucoes De Tecnologia Ltda R X P R O [Member]
IfrsStatementLineItems [Line Items]
Name	RX PRO Soluções de Tecnologia Ltda. (“RX PRO”)
Principal activities	Marketing for pharmaceutical industry
Location	São Paulo – SP
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
R X P R O L O G Transporte E Logistica Ltda R X P R O L O G [Member]
IfrsStatementLineItems [Line Items]
Name	RX PRO LOG Transporte e Logística Ltda. (“RX PRO LOG”)
Principal activities	Marketing for pharmaceutical industry
Location	São Paulo – SP
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
B M V Atividades Medicas Ltda Alem Da Medicina [Member]
IfrsStatementLineItems [Line Items]
Name	BMV Atividades Médicas Ltda. (“Além da Medicina”)
Principal activities	Medical education content
Location	São Paulo – SP
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%
Cardiopapers Solucoes Digitais Ltda Cardio Papers [Member]
IfrsStatementLineItems [Line Items]
Name	Cardiopapers Soluções Digitais Ltda (“CardioPapers”)
Principal activities	Medical education content
Location	Recife – PE
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%
Quasar Telemedicina Desenvolvimento De Sistemas Computacionais Ltda Glic [Member]
IfrsStatementLineItems [Line Items]
Name	Quasar Telemedicina Desenvolvimento de Sistemas Computacionais Ltda. (“Glic”)
Principal activities	Patient physician relationship
Location	Barueri – SP
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%
Uniao Educacional Do Planalto Central S A [Member]
IfrsStatementLineItems [Line Items]
Name	União Educacional do Planalto Central S.A. (“UEPC”)
Principal activities	Undergraduate degree programs
Location	Brasília - DF
Investment type	Associate
Direct and indirect interest of subsidiary	30.00%	30.00%